Summary of significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Summary of significant accounting policies
Description of business and summary of significant accounting policies
Description of business
Tecogen Inc. (the “Company”) (a Delaware Corporation) was organized on November 15, 2000, and acquired the assets and liabilities of the Tecogen Products division of Thermo Power Corporation. The Company produces commercial and industrial, natural-gas-fueled engine-driven, combined heat and power (CHP) products that reduce energy costs, decrease greenhouse gas emissions and alleviate congestion on the national power grid. The Company’s products supply electric power or mechanical power for cooling, while heat from the engine is recovered and purposefully used at a facility. The majority of the Company’s customers are located in regions with the highest utility rates, typically California, the Midwest and the Northeast.
Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions for Form 10-Q and therefore do not include all information and notes necessary for a complete presentation of our financial position, results of operations and cash flows, in conformity with generally accepted accounting principles. We filed audited financial statements which included all information and notes necessary for such presentation for the two years ended December 31, 2013 in conjunction with our 2013 Annual Report on Form 10-K, or our Annual Report, filed with the Securities and Exchange Commission, or SEC, on March 31, 2014 and amended on April 1, 2014. This form 10-Q should be read in conjunction with our Annual Report.
The accompanying unaudited consolidated balance sheets, statements of operations and statements of cash flows reflect all adjustments (consisting only of normal recurring items) which are, in the opinion of management, necessary for a fair presentation of financial position at March 31, 2014, and of operations and cash flows for the interim periods ended March 31, 2014 and 2013. The results of operations for the interim periods ended March 31, 2014 are not necessarily indicative of the results to be expected for the year.
The accompanying consolidated financial statements include the accounts of the Company and its 65.0% owned subsidiary Ilios, whose business focus is on advanced heating systems for commercial and industrial applications. With the inclusion of unvested restricted stock awards, the Company's owns 63.7% of Ilios.
The Company’s operations are comprised of one business segment. Our business is to manufacture and support highly efficient CHP products based on engines fueled by natural gas.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Revenue Recognition
Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Generally, sales of cogeneration and chiller units and parts are recognized when shipped and services are recognized over the term of the service period. Payments received in advance of services being performed are recorded as deferred revenue.
Infrequently, the Company recognizes revenue in certain circumstances before delivery has occurred (commonly referred to as bill and hold transactions). In such circumstances, among other things, risk of ownership has passed to the buyer, the buyer has made a written fixed commitment to purchase the finished goods, the buyer has requested the finished goods be held for future delivery as scheduled and designated by them, and no additional performance obligations exist by the Company. For these transactions, the finished goods are segregated from inventory and normal billing and credit terms are granted. For the three months ended March 31, 2014 and 2013 no revenues were recorded as bill and hold transactions.
For those arrangements that include multiple deliverables, the Company first determines whether each service or deliverable meets the separation criteria of FASB ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. In general, a deliverable (or a group of deliverables) meets the separation criteria if the deliverable has stand-alone value to the customer and if the arrangement includes a general right of return related to the delivered item and delivery or performance of the undelivered item(s) is considered probable and substantially in control of the Company. Each deliverable that meets the separation criteria is considered a separate ‘‘unit of accounting”. The Company allocates the total arrangement consideration to each unit of accounting using the relative fair value method. The amount of arrangement consideration that is allocated to a delivered unit of accounting is limited to the amount that is not contingent upon the delivery of another unit of accounting.
When vendor-specific objective evidence or third-party evidence is not available, adopting the relative fair value method of allocation permits the Company to recognize revenue on specific elements as completed based on the estimated selling price. The Company generally uses internal pricing lists that determine sales prices to external customers in determining its best estimate of the selling price of the various deliverables in multiple-element arrangements. Changes in judgments made in estimating the selling price of the various deliverables could significantly affect the timing or amount of revenue recognition. The Company enters into sales arrangements with customers to sell its cogeneration and chiller units and related service contracts and occasionally installation services. Based on the fact that the Company sells each deliverable to other customers on a stand-alone basis, the company has determined that each deliverable has a stand-alone value. Additionally, there are no rights of return relative to the delivered items; therefore, each deliverable is considered a separate unit of accounting.
After the arrangement consideration has been allocated to each unit of accounting, the Company applies the appropriate revenue recognition method for each unit of accounting based on the nature of the arrangement and the services included in each unit of accounting. Cogeneration and chiller units are recognized when shipped and services are recognized over the term of the applicable agreement, or as provided when on a time and materials basis.
In some cases, our customers may choose to have the Company engineer and install the system for them rather than simply purchase the cogeneration and/or chiller units. In this case, the Company accounts for revenue, or turnkey revenue, and costs using the percentage-of-completion method of accounting. Under the percentage-of-completion method of accounting, revenues are recognized by applying percentages of completion to the total estimated revenues for the respective contracts. Costs are recognized as incurred. The percentages of completion are determined by relating the actual cost of work performed to date to the current estimated total cost at completion of the respective contracts. When the estimate on a contract indicates a loss, the Company’s policy is to record the entire expected loss, regardless of the percentage of completion. During the three months ended March 31, 2014 and 2013, a loss of approximately $217,000 and $300,000 was recorded, respectively. The excess of contract costs and profit recognized to date on the percentage-of-completion accounting method in excess of billings is recorded as unbilled revenue. Billings in excess of related costs and estimated earnings is recorded as deferred revenue.
Presentation of Sales Taxes
The Company reports revenues net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.
Shipping and Handling Costs
The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.
Advertising Costs
The Company expenses the costs of advertising as incurred. For the three months ended March 31, 2014 and 2013, advertising expense was approximately $48,000 and $29,000, respectively.
Cash and Cash Equivalents
The Company considers all highly liquid instruments with an original maturity date, at date of purchase, of three months or less to be cash and cash equivalents. The Company has cash balances in certain financial institutions in amounts which occasionally exceed current federal deposit insurance limits. The financial stability of these institutions is continually reviewed by senior management. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.
Concentration of Credit Risk
Financial instruments, which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company's cash equivalents are placed with certain financial institutions and issuers. As of March 31, 2014, the Company had a balance of $2,248,969 in cash and cash equivalents and short-term investments that exceeded the Federal Deposit Insurance Corporation’s (“FDIC”) general deposit insurance limit of $250,000.
Short-Term Investments
Short-term investments consist of certificates of deposit with maturities of greater than three months but less than one year. Certificates of deposits are recorded at fair value.
Accounts Receivable
Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified. At March 31, 2014 and December 31, 2013 the allowance for doubtful accounts was $103,800 and $154,400, respectively.
Inventory
Raw materials, work in process, and finished goods inventories are stated at the lower of cost, as determined by the average cost method, or net realizable value. The Company periodically reviews inventory quantities on hand for excess and/or obsolete inventory based primarily on historical usage, as well as based on estimated forecast of product demand. Any reserves that result from this review are charged to cost of sales.
Property, Plant and Equipment
Property, plant and equipment are recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the asset, which range from three to fifteen years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets or the term of the related leases. Expenditures for maintenance and repairs are expensed currently, while renewals and betterments that materially extend the life of an asset are capitalized.
Intangible Assets
Intangible assets subject to amortization include costs incurred by the Company to acquire developed technology discussed in Note 9, product certifications and certain patent costs. These costs are amortized on a straight-line basis over the estimated economic life of the intangible asset. The Company reviews intangible assets for impairment when the circumstances warrant.
Goodwill
The Company's goodwill was recorded as a result of the Company's asset acquisition discussed in Note 9. The Company has recorded this transaction using the acquisition method of accounting. The Company tests its recorded goodwill for impairment on an annual basis, or more often if indicators of potential impairment exist, by determining if the carrying value of the Company's single reporting unit exceeds its estimated fair value. Factors that could trigger an interim impairment test include, but are not limited to, underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the Company's overall business, significant negative industry or economic trends and a sustained period where market capitalization, plus an appropriate control premium, is less than stockholders' equity. During the first three months of 2014 the Company determined that no interim impairment test was necessary. Goodwill will be assessed for impairment at least annually or when there are indicators of potential impairment.
Common Stock
The Company's common stock was split one-for-four in a reverse stock split effective July 22, 2013. The effect of this reverse stock split has been retroactively applied to per share data and common stock information.
Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances have indicated that an asset may not be recoverable and are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest charges) is less than the carrying value of the assets, the assets will be written down to the estimated fair value and such loss is recognized in income from continuing operations in the period in which the determination is made. Management determined that no impairment of long-lived assets existed as of March 31, 2014.
Off Balance Sheet Arrangements
On July 22, 2013, the Company’s Chief Executive Officer personally pledged to support a bank credit facility of $1,055,000 to support bank guarantees issued on certain construction contracts.
Research and Development Costs/Grants
Internal research and development expenditures are expensed as incurred. Proceeds from certain grants and contracts with governmental agencies and their contractors to conduct research and development for new CHP technologies or to improve or enhance existing technology is recorded as an offset to the related research and development expenses. These grants and contracts are paid on a cost reimbursement basis provided in the agreed upon budget, with 10% retainage held to the end of the contract period. For the three months ended March 31, 2013, amounts received were approximately $67,000, which offset the Company’s total research and development expenditures of $160,981. For the three months ended March 31, 2014, no amounts were received from grants and contracts from governmental agencies to offset research and development costs of $203,425. Research and development costs were included in general and administrative expenses in the accompanying consolidated statements of operations.
Stock-Based Compensation
Stock based compensation cost is measured at the grant date based on the estimated fair value of the award and is recognized as an expense in the consolidated statements of operations over the requisite service period. The fair value of stock options granted is estimated using the Black-Scholes option pricing valuation model. The Company recognizes compensation on a straight-line basis for each separately vesting portion of the option award. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The determination of the fair value of share-based payment awards is affected by the Company’s stock price. Since the Company is not actively traded, the Company considered the sales price of the Common Stock in private placements to unrelated third parties as a measure of the fair value of its Common Stock. The average expected life is estimated using the simplified method for “plain vanilla” options. The simplified method determines the expected life in years based on the vesting period and contractual terms as set forth when the award is made. The Company uses the simplified method for awards of stock-based compensation since it does not have the necessary historical exercise and forfeiture data to determine an expected life for stock options. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. When options are exercised the Company normally issues new shares (see “Note 4 – Stock-based compensation”.)
Loss per Common Share
The Company computes basic loss per share by dividing net loss for the period by the weighted-average number of shares of Common Stock outstanding during the period. The Company computes its diluted earnings per common share using the treasury stock method. For purposes of calculating diluted earnings per share, the Company considers its shares issuable in connection with the convertible debentures, stock options and warrants to be dilutive Common Stock equivalents when the exercise/conversion price is less than the average market price of our Common Stock for the period.
Other Comprehensive Net Loss
The comprehensive net loss for the three and nine month periods ended March 31, 2014 and 2013 does not differ from the reported loss.
Segment Information
The Company reports segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of the Company's reportable segments. The Company uses one measurement of profitability and does not disaggregate its business for internal reporting. The Company has determined that it operates in one business segment which manufactures and supports highly efficient CHP products based on engines fueled by natural gas.
The following table summarizes net revenue by product line and services for the three months ended March 31, 2014 and 2013:

	2014	2013
Products
Cogeneration	$1,154,269	$1,278,156
Chiller	790,507	774,509
Total Product Revenue	1,944,776	2,052,665
Services
Service contracts	1,772,981	1,745,946
Installations	498,000	247,707
Total Service Revenue	2,270,981	1,993,653
Total Revenue	$4,215,757	$4,046,318

Income Taxes
The Company uses the asset and liability method of accounting for income taxes. The current or deferred tax consequences of transactions are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and expected future tax consequences of events that have been included in the financial statements or tax returns using enacted tax rates in effect for the years in which the differences are expected to reverse. Under this method, a valuation allowance is used to offset deferred taxes if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets may not be realized. Management evaluates the recoverability of deferred taxes and the adequacy of the valuation allowance annually.
The Company follows the provisions of the accounting standards relative to accounting for uncertainties in tax positions. These provisions provide guidance on the recognition, de-recognition and measurement of potential tax benefits associated with tax positions. The Company elected to recognize interest and penalties related to income tax matters as a component of income tax expense in the statements of operations. There was no impact on the financial statements as a result of this guidance.
Reclassification
Certain prior period balances have been reclassified to conform with current period presentation. As a result, installation revenue is broken out in the schedule of net revenue by product line and services above; in the prior period this revenue was included in services.

Summary of significant accounting policies
Principles of Consolidation and Basis of Presentation
The financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets generally accepted accounting principles (GAAP) to ensure financial condition, results of operations, and cash flows are consistently reported. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (ASC). The Company adopted the presentation requirements for noncontrolling interests required by ASC 810 Consolidation. Under ASC 810, earnings or losses attributed to the noncontrolling interests are reported as part of the consolidated earnings and not a separate component of income or expense. Noncontrolling interests in the net assets and operations of Ilios are reflected in the caption “Noncontrolling interest” in the accompanying consolidated financial statements. All intercompany transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Concentration of Credit Risk
The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company maintains its cash balances in bank accounts, which at times may exceed the Federal Deposit Insurance Corporation’s (“FDIC”) general deposit insurance limits. The amount on deposit at December 31, 2013 and 2012 which exceeded the $250,000 federally insured limit was approximately $7,410,000 and $1,070,000, respectively. The Company has not experienced any losses in such accounts and thus believes that it is not exposed to any significant credit risk on cash and cash equivalents.
There was one customer who represented more than 10% of revenues for the year ended December 31, 2012. The Company has no customers who represented 10% of revenues for the year ended December 31, 2013. Included in trade accounts receivable are amounts from one customer who represents 22% of the accounts receivable balance as of December 31, 2013 and another customer who represented 16% of the accounts receivable balance as of December 31, 2012.
Cash and Cash Equivalents
The Company considers all highly liquid instruments with an original maturity date, at date of purchase, of three months or less to be cash and cash equivalents.
Short-Term Investments
Short-term investments consist of certificates of deposit with maturities of greater than three months but less than one year. Certificates of deposits approximate fair value, based on estimates using current market rates offered for deposits with similar remaining maturities.
On October 26, 2011, the Company entered into an agreement with Digital Energy Corp., a customer of the Company, whereby the Company provided a letter of credit in the amount of $180,000, for the benefit of Digital Energy Corp., to satisfy a requirement of the New York Independent System Operator, Inc. A certificate of deposit for $180,000 secures the letter of credit. In exchange for providing this letter of credit, Digital Energy Corp. provided a promissory note to the Company for $180,000, with interest at 6%, payable in monthly installments of interest only. Principal would only be owed if the letter of credit was drawn upon and would become due and payable on the first anniversary date of the note. On February 19, 2013, this letter of credit was cancelled and the certificate of deposit was released from restriction and sold.
On June 13, 2011, the Southern California Gas Company entered into an agreement with the Company to invest $500,000 in the Company’s Common Stock. The agreement included certain stockholder rights and a redemption right whereby the investor may redeem the shares for cash until the earlier of, the initiation of a public offering of the Company by filing a registration statement with the SEC, or 5 years. A letter of credit, secured by a Certificate of Deposit, for the amount of the investment had been put in place to satisfy the contingency of the redemption right. Since the Company filed a registration statement with the Securities and Exchange Commission on December 23, 2011 the redemption right was no longer valid. The Certificate of Deposit was converted to cash in 2012.
Accounts Receivable
Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified. At December 31, 2013 and 2012 the allowance for doubtful accounts was $103,800 and $154,400, respectively.
Inventory
Raw materials, work in process, and finished goods inventories are stated at the lower of cost, as determined by the average cost method, or market. The Company periodically reviews inventory quantities on hand for excess and/or obsolete inventory based primarily on historical usage, as well as based on estimated forecast of product demand. Any reserves that result from this review are charged to cost of sales.
Property, Plant and Equipment
Property, plant and equipment are recorded at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the asset, which range from three to fifteen years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets or the term of the related leases. Expenditures for maintenance and repairs are expensed currently, while renewals and betterments that materially extend the life of an asset are capitalized.
Intangible Assets
Intangible assets subject to amortization include costs incurred by the Company to acquire product certifications, certain patent costs and developed technologies. These costs are amortized on a straight-line basis over the estimated economic life of the intangible asset. The Company reviews intangible assets for impairment when the circumstances warrant.
Goodwill
The Company's goodwill was recorded as a result of the Company's asset acquisition discussed in Note 15. The Company has recorded this transaction using the acquisition method of accounting. The Company tests its recorded goodwill for impairment as of the last day of the year, or more often if indicators of potential impairment exist, by determining if the carrying value of the Company's single reporting unit exceeds its estimated fair value. Factors that could trigger an interim impairment test include, but are not limited to, underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the Company's overall business, significant negative industry or economic trends and a sustained period where market capitalization, plus an appropriate control premium, is less than stockholders' equity.
The Company's impairment test involves a two-step process. In the first step, the Company compares the fair value of the reporting unit to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, the Company must perform the second step of the impairment test to measure the amount of impairment loss, if any. In the second step, the reporting unit's fair value is allocated to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that calculates the implied fair value of goodwill in the same manner as if the reporting unit was being acquired in a business combination. If the implied fair value of the reporting unit's goodwill is less than the carrying value, the difference is recorded as an impairment loss. As of December 31, 2013, the Company determined that the fair value of the reporting unit exceeded its carrying value and therefore the second step was not necessary and no impairment was recognized.
Common Stock
The Company's common stock was split one-for-four in a reverse stock split effective July 22, 2013. The effect of this reverse stock split has been retroactively applied to per share data and common stock information.
Impairment of long-lived assets
Long-lived assets, including intangible assets and property and equipment, are evaluated for impairment whenever events or changes in circumstances have indicated that an asset may not be recoverable and are grouped with other assets to the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. If the sum of the projected undiscounted cash flows (excluding interest charges) is less than the carrying value of the assets, the assets will be written down to the estimated fair value and such loss is recognized in income from continuing operations in the period in which the determination is made. Management determined that no impairment of long-lived assets existed as of December 31, 2013.
Off Balance Sheet Arrangements
On July 22, 2013, the Company’s Chief Executive Officer personally pledged to support a bank credit facility of $1,055,000 to support bank guarantees issued on certain construction contracts.
Loss per Common Share
The Company computes basic loss per share by dividing net loss for the period by the weighted-average number of shares of Common Stock outstanding during the period. The Company computes its diluted earnings per common share using the treasury stock method. For purposes of calculating diluted earnings per share, the Company considers its shares issuable in connection with the convertible debentures, stock options and warrants to be dilutive Common Stock equivalents when the exercise/conversion price is less than the average market price of our Common Stock for the period. All shares issuable for the years ended December 31, 2013 and 2012 were anti-dilutive because of the reported net loss.
Other Comprehensive Net Loss
The comprehensive net loss for the years ended December 31, 2013 and 2012 does not differ from the reported loss.
Segment Information
The Company reports segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of the Company's reportable segments. The Company uses one measurement of profitability and does not disaggregate its business for internal reporting. The Company has determined that it operates in one business segment which manufactures and supports highly efficient CHP products based on engines fueled by natural gas. All of the Company’s long lived assets reside in the United States of America.  All of the Company’s revenue is generated in the United States of America.
The following table summarizes net revenue by product line and services for the years ended December 31, 2013 and 2012:

	2013	2012
Products:
Cogeneration	$5,199,649	$5,791,412
Chiller	1,146,401	1,661,810
Total Product Revenue	6,346,050	7,453,222
Services
Service contracts	7,071,388	7,089,491
Installations	2,432,431	711,259
Total Service Revenue	9,503,819	7,800,750
	$15,849,869	$15,253,972

Income Taxes
The Company uses the asset and liability method of accounting for income taxes. The current or deferred tax consequences of transactions are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable currently or in future years. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and expected future tax consequences of events that have been included in the financial statements or tax returns using enacted tax rates in effect for the years in which the differences are expected to reverse. Under this method, a valuation allowance is used to offset deferred taxes if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets may not be realized. Management evaluates the recoverability of deferred taxes and the adequacy of the valuation allowance annually.
The Company has adopted the provisions of the accounting standards relative to accounting for uncertainties in tax positions. These provisions provide guidance on the recognition, de-recognition and measurement of potential tax benefits associated with tax positions. The Company elected to recognize interest and penalties related to income tax matters as a component of income tax expense in the statements of operations. There was no impact on the financial statements as a result of this guidance.
With few exceptions, the Company is no longer subject to possible income tax examinations by federal, state or local taxing authorities for tax years before 2009, with the exception of loss carryforwards in the event they are utilized in future years. The Company's tax returns are open to adjustment from 2001 forward, as a result of the fact that the Company has loss carryforwards from those years, which may be adjusted in the year those losses are utilized.
Fair Value of Financial Instruments
The Company’s financial instruments are cash and cash equivalents, certificates of deposit, accounts receivable, accounts payable, demand notes, line of credit and convertible debentures due to related parties. The recorded values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values based on their short-term nature. At December 31, 2013, the recorded value on the consolidated balance sheet of the debentures approximates fair value as the terms approximate those available for similar instruments. Certificates of deposits are classified as short-term investments and approximate fair value, based on estimates using current market rates offered for deposits with similar remaining maturities.
Revenue Recognition
Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Generally, sales of cogeneration and chiller units and parts are recognized when shipped and services are recognized over the term of the service period. Payments received in advance of services being performed are recorded as deferred revenue.
Infrequently, the Company recognizes revenue in certain circumstances before delivery has occurred (commonly referred to as bill and hold transactions). In such circumstances, among other things, risk of ownership has passed to the buyer, the buyer has made a written fixed commitment to purchase the finished goods, the buyer has requested the finished goods be held for future delivery as scheduled and designated by them, and no additional performance obligations exist by the Company.  For these transactions, the finished goods are segregated from inventory and normal billing and credit terms granted.  For the years ended December 31, 2013 and 2012 no revenues were recorded as bill and hold transactions.
For those arrangements that include multiple deliverables, the Company first determines whether each service or deliverable meets the separation criteria of FASB ASC 605-25, Revenue Recognition—Multiple-Element Arrangements. In general, a deliverable (or a group of deliverables) meets the separation criteria if the deliverable has stand-alone value to the customer and, if the arrangement includes a general right of return, delivery or performance of the undelivered item(s) is considered probable and substantially in control of the Company. Each deliverable that meets the separation criteria is considered a separate ‘‘unit of accounting”. The Company allocates the total arrangement consideration to each unit of accounting using the relative selling price method. The amount of arrangement consideration that is allocated to a delivered unit of accounting is limited to the amount that is not contingent upon the delivery of another unit of accounting.
When vendor-specific objective evidence or third-party evidence is not available, adopting the relative fair value method of allocation permits the Company to recognize revenue on specific elements as completed based on the estimated selling price. The Company generally uses internal pricing lists that determine sales prices to external customers in determining its best estimate of the selling price of the various deliverables in multiple-element arrangements. Changes in judgments made in estimating the selling price of the various deliverables could significantly affect the timing or amount of revenue recognition. The Company enters into sales arrangements with customers to sell its cogeneration and chiller units and related service contracts and occasionally installation services. Based on the fact that the Company sells each deliverable to other customers on a stand-alone basis, the company has determined that each deliverable has a stand-alone value. Additionally, there are no rights of return relative to the delivered items; therefore, each deliverable is considered a separate unit of accounting.
After the arrangement consideration has been allocated to each unit of accounting, the Company applies the appropriate revenue recognition method for each unit of accounting based on the nature of the arrangement and the services included in each unit of accounting. Cogeneration and chiller units are recognized when shipped and services are recognized over the term of the applicable agreement, or as provided when on a time and materials basis.
In some cases, our customers may choose to have the Company engineer and install the system for them rather than simply purchase the cogeneration and/or chiller units. In this case, the Company accounts for revenue, or turnkey revenue, and costs using the percentage-of-completion method of accounting. Under the percentage-of-completion method of accounting, revenues are recognized by applying percentages of completion to the total estimated revenues for the respective contracts. Costs are recognized as incurred. The percentages of completion are determined by relating the actual cost of work performed to date to the current estimated total cost at completion of the respective contracts. When the estimate on a contract indicates a loss, the Company’s policy is to record the entire expected loss, as required by generally accepted accounting principles. The excess of contract costs and profit recognized to date on the percentage-of-completion accounting method in excess of billings is recorded as unbilled revenue. Billings in excess of related costs and estimated earnings are recorded as deferred revenue.
Presentation of Sales Taxes
The Company reports revenues net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.
Shipping and Handling Costs
The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.
Advertising Costs
The Company expenses the costs of advertising as incurred. For the years ended December 31, 2013 and 2012, advertising expense was approximately $242,200 and $187,500, respectively.
Research and Development Costs
Internal research and development expenditures are expensed as incurred. Proceeds from certain grants and contracts with governmental agencies and their contractors to conduct research and development for new CHP technologies or to improve or enhance existing technology is recorded as an offset to the related research and development expenses. These grants and contracts are paid on a cost reimbursement basis provided in the agreed upon budget. Amounts received totaled $127,500 and $126,500 in fiscal years 2013 and 2012, respectively, which offset the Company’s total research and development expenditures of approximately $867,000 and $431,000 for each of the years ended December 31, 2013 and 2012, respectively, which are included in general and administrative expenses in the accompanying consolidated statements of operations.
Stock-Based Compensation
Stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense in the statements of operations over the requisite service period.
The determination of the fair value of share-based payment awards is affected by the Company’s stock price. Since the Company was not publicly traded when the awards were issued, the Company considered the sales price of the Common Stock in private placements to unrelated third parties as a measure of the fair value of its Common Stock.
The Company utilizes an estimated forfeiture rate when calculating the expense for the period. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense recognized is based on awards that are ultimately expected to vest. The Company evaluates the assumptions used to value awards regularly and if factors change and different assumptions are employed, stock-based compensation expense may differ significantly from what has been recorded in the past. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense.
Pursuant to ASC 505-50, Equity Based Payments to Non-Employees, the fair value of restricted Common Stock and stock options issued to nonemployees is revalued at each reporting period until the ultimate measurement date, as defined by ASC 505-50. The Company records the value of the instruments at the time services are provided and the instruments vest. Accordingly, the ultimate expense is not fixed until such instruments are fully vested.
Reclassifications
Certain prior period balances have been reclassified to conform with current period presentation. As a result of a four-for-one reverse stock split which took place during the year, a reclassification of $40,836 from common stock to additional paid in capital was retroactively applied to the balances as of December 31, 2012. Also, installation revenue is broken out in the schedule of net revenue by product line and services above; in the prior year this revenue was included in services.